UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
U.S.A. Government Money Fund, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Ready Assets U.S.A. Government Money Fund
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
U.S. Treasury Obligations - 59.1% (a)
U.S. Treasury Bills, 0.24% - 0.39%, 8/06/09	$ 18,000 $	17,999,458
U.S. Treasury Bills, 0.50%, 8/20/09	6,000	5,998,598
U.S. Treasury Bills, 0.40%, 9/10/09	7,000	6,997,044
U.S. Treasury Bills, 0.41% - 0.43%, 10/22/09	10,000	9,990,893
U.S. Treasury Bills, 0.19%, 10/29/09	10,000	9,995,408
U.S. Treasury Bills, 0.64%, 11/19/09	2,000	1,996,190
U.S. Treasury Bills, 0.30%, 11/27/09	5,000	4,995,167
U.S. Treasury Bills, 0.71%, 12/17/09	2,000	1,994,673
U.S. Treasury Bills, 0.29%, 1/07/10	6,000	5,992,543
U.S. Treasury Bills, 0.25% - 0.28%, 1/14/10	7,500	7,491,288
U.S. Treasury Bills, 0.29%, 1/21/10	5,000	4,993,231
U.S. Treasury Bills, 0.50%, 4/01/10	3,000	2,989,958
Total U.S. Treasury Obligations		81,434,451
Repurchase Agreements - 40.9%
Banc of America Securities LLC, 0.19%, 8/05/09 (Purchased on 7/29/09 to be repurchased at
$9,000,333, collateralized by GNMA, 4.00% to 7.50%, 9/20/17 - 7/15/39)	9,000	9,000,000
Citigroup Global Markets, Inc., 0.18%, 8/05/09 (Purchased on 7/29/09 to be repurchased at
$9,000,315, collateralized by GNMA, 5.37% - 5.70%, 3/15/47 - 7/15/49)	9,000	9,000,000
Credit Suisse Securities (USA) LLC, 0.18%, 8/06/09 (Purchased on 7/30/09 to be repurchased at
$10,000,350, collateralized by U.S. Treasury Bonds, 1.63%, 1/15/18)	10,000	10,000,000
Deutsche Bank Securities, Inc., 0.18%, 8/05/09 (Purchased on 7/29/09 to be repurchased at
$9,000,315, collateralized by GNMA, 4.00%, 7/15/39)	9,000	9,000,000
HSBC Securities (USA), Inc., 0.18%, 8/03/09 (Purchased on 7/31/09 to be repurchased at
$3,000,045, collateralized by U.S. Treasury STRIPS, 5/15/25) (b)	3,000	3,000,000
J.P. Morgan Securities Inc., 0.18%, 8/03/09 (Purchased on 7/31/09 to be repurchased at
$4,341,065, collateralized by U.S. Treasury Bills, 0.15%, 12/17/09)	4,341	4,341,000
Mizuho Securities USA LLC, 0.19%, 8/03/09 (Purchased on 7/31/09 to be repurchased at
$3,000,048, collateralized by U.S. Treasury Bills, 3.13%, 5/15/09)	3,000	3,000,000
RBS Securities, Inc., 0.18%, 8/05/09 (Purchased on 7/29/09 to be repurchased at $9,000,315,
collateralized by GNMA, 5.37% - 5.70%, 3/15/47 - 7/15/49)	9,000	9,000,000
Total Repurchase Agreements		56,341,000
Total Investments (Cost - $137,775,451*) - 100.0%		137,775,451
Other Assets Less Liabilities - 0.0%		15,253
Net Assets - 100.0%	$ 137,790,704
* Cost for federal income tax purposes.
(a) U.S. Treasury Bills are traded on a discount basis. Rates shown are the range of discount rates paid at the time of purchase.
(b) Separately Traded Registered Interest and Principal of Securities.
1

Ready Assets U.S.A. Government Money Fund

Schedule of Investments July 31, 2009 (Unaudited)
• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 - Short-Term Securities[1]	$ 137,775,451
Level 3	-
Total	$ 137,775,451
[1] See above Schedule of Investments for values in
each security type.
2

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets U.S.A. Government Money Fund

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 22, 2009